Loans and Advances to Customers (Tables)	6 Months Ended
Jun. 30, 2021
Net Loans And Advances To Customers [Abstract]
Summary of Net Loans and Advances to Customers

	30 June 2021	31 December 2020
	£m	£m
Loans and advances to customers	209,188	210,107
Credit impairment loss allowances on loans and advances to customers	(1,141)	(1,303)
RV and voluntary termination provisions on finance leases	(49)	(54)
Net loans and advances to customers	207,998	208,750